Business Combinations	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Business Combinations
Note 3. Business Combinations
Second Spectrum Acquisition

On June 15, 2021, the Company acquired all outstanding equity interests in Second Spectrum, Inc (“Second Spectrum”) for a total consideration of $198.3 million including $115.0 million in cash and $83.3 million in equity, reflecting a working capital adjustment of $1.1 million in the fourth quarter of fiscal year 2021. Second Spectrum is a leading provider of cutting-edge data tracking and visualization solutions that partners with elite football and basketball clubs, leagues, federations, and media organizations around the world. The financial results of Second Spectrum have been included in the Company’s consolidated statements of operations statements since the acquisition date of June 15, 2021.
Consideration Transferred
The summary computation of consideration transferred is presented as follows (in thousands):

Consideration Transferred
Cash for outstanding Second Spectrum capital stock (1)	$111,535
Fair value of Genius Sports Limited common stock issued for outstanding Second Spectrum capital stock (2)	83,291
Cash for vested outstanding Second Spectrum equity awards (3)	3,490

Total consideration transferred	$198,316

(1)	Includes cash consideration paid to former Second Spectrum shareholders totaling $111.5 million.
(2)
Represents the issuance of 4.7 million shares of the Company’s common stock at June 15
, 2021
closing price of $17.74 per share to the former Second Spectrum shareholders. See Note 16
–
Fair Value Measurements
for
details of additional shares issued in early 2022
.

(3)
Includes $3.5 million cash settlement of Second Spectrum’s vested outstanding stock options as of June 15
, 2021
associated with the
pre-acquisition
services provided by former Second Spectrum shareholders.

Purchase Price Allocation
Fair values are based on management’s analysis including work performed by third party valuation specialists. The following table summarizes the fair value of assets acquired and liabilities assumed on the acquisition date of June 15, 2021, with the excess recorded as goodwill (in thousands):

Fair value of net assets acquired
Cash and cash equivalents	$43,865
Accounts receivables, net	1,126
Prepaid expenses	252
Other current assets	1
Property and equipment, net	5,187
Intangible assets, net	83,800
Other assets	167
Goodwill (1)	101,411

Total assets acquired	$235,809

Accounts payable	273
Accrued expenses	13,961
Deferred revenue	6,670
Other current liabilities	454
Deferred tax liability	16,135

Total liabilities assumed	$37,493

Total consideration transferred	$198,316

(1)	Reflects a working capital adjustment of $1.1 million in the fourth quarter of fiscal year 2021

The following table sets forth the components of identifiable intangible assets acquired and their weighted average useful lives by major class of intangible assets as of the acquisition date of June 15, 2021 (in thousands):

	Useful Lives	As of June 15, 2021
	(years)	(in thousands)
Technology	3	$50,000
Marketing products (1)	3 – 15	33,800

Total intangible assets acquired subject to amortization		$83,800

(1)	Includes customer relationships of $31.0 million with a useful life of 3 years and trademarks of $2.8 million with an useful life of 15 years
Goodwill is primarily attributed to expected growth in new contracted customer contracts, new technologies anticipated from the acquisition and the assembled workforce of Second Spectrum. The goodwill acquired will not generate amortization deductions for income tax purposes.
During the year ended December 31, 2021, the Company incurred transaction costs of $5.7 million in connection with the acquisition of Second Spectrum which was recorded in transaction expenses in the consolidated statements of operations.
The Company’s consolidated statements of operations for the year ended December 31, 2021 included revenue of $13.8 million and net loss of $12.0 million from Second Spectrum since the acquisition date of June 15, 2021.
Unaudited Pro Forma Information
The following unaudited pro forma financial information presents combined results of operations for the periods presented as if the acquisition of Second Spectrum had occurred on January 1, 2020 (in thousands):

	Year Ended December 31,
	2021	2020
Pro forma revenue	$272,281	$167,002
Pro forma net loss	(588,284)	(88,484)
The unaudited pro forma financial information has been presented for illustrative purposes only and is not necessarily indicative of results of operations that would have been achieved had the acquisition taken place on the date indicated, or the future consolidated results of operations of the Company. The pro forma financial information presented above has been derived from the historical consolidated financial statements of the Company and from the historical accounting records of Second Spectrum.
The unaudited pro forma results include certain pro forma adjustments to revenue and net loss that were directly attributable to the acquisition, assuming the acquisition had occurred on January 1, 2020, including the following:

(1)
Transaction costs of approximately $10.7 million are assumed to have occurred on January 1, 2020 and are recognized as if incurred in the first quarter of 2020. Of these transaction costs, $6.6 million are incurred by Second Spectrum and $4.1 million are incurred by the Company.

(2)
Payment of approximately $1.6 million related to the acceleration of Second Spectrum’s historical unvested stock options as a result of the acquisition is assumed to have occurred on January 1, 2020 and is recognized as if incurred in the first quarter of 2020.

Oppia Acquisition
On July 31, 2019, the Company acquired all outstanding equity interests in Oppia Performance BVBA (“Oppia”) for cash and contingent consideration of approximately $2.9 million. Oppia provides proprietary technology which delivers low cost automated streaming content. The Company included the financial results of Oppia in the consolidated financial statements from the date of the acquisition. The acquisition was not material to the Company’s consolidated financial statements. Also, transaction costs were not material to the Company’s consolidated financial statements. In allocating consideration transferred based on estimated fair values, the Company recorded $2.6 million of goodwill. The goodwill is not deductible for U.S. income tax purposes. In the year ended December 31, 2021 and 2020, the Company recorded $1.6 million and
$0.3
million income from gain on fair value remeasurement of contingent consideration, respectively.
Sportzcast Acquisition
On December 10, 2020, the Company acquired all outstanding equity interests in Sportzcast, Inc. (“Sportzcast”) for cash of approximately $4.4 million. Sportzcast focuses on providing devices and solutions to translate very low latency official sports data feeds directly from sporting arenas and stadiums into a standard data format. The Company included the financial results of Sportzcast in the consolidated financial statements from the date of the acquisition. The Company incurred transaction costs of $0.2 million in connection with the acquisition of Sportzcast which was recorded in transaction expenses in the consolidated statements of operations. In allocating consideration transferred based on estimated fair values, the Company recorded $1.8 million of newly acquired intangible assets including Technology and Marketing Products and $2.2 million of goodwill. The goodwill is not deductible for U.S. income tax purposes. The acquisition was not material to the Company’s consolidated financial statements.

FanHub Acquisition
On June 9, 2021, the Company acquired all outstanding equity interests in Fan Hub Media Holdings Pty Limited (“FanHub”) for cash of approximately $13.2 million and equity of approximately $19.0 million. FanHub is a leading provider of free-to-play
(F2P) games and fan engagement solutions and provides a suite of technology solutions built around three core service offerings: games, betting and social activation. The Company included the financial results of FanHub in the consolidated financial statements from the date of the acquisition. The Company incurred transaction costs of $0.4 million in connection with the acquisition of FanHub which was recorded in transaction expenses in the consolidated statements of operations. In allocating consideration transferred based on estimated fair values, the Company recorded $13.0 million of newly acquired intangible assets including Technology and Marketing Products and $20.5 million of goodwill. The goodwill is not deductible for U.S. income tax purposes. The acquisition was not material to the Company’s consolidated financial statements.
Spirable Acquisition
On August 17, 2021, the Company acquired all outstanding equity interests in Photospire Limited (“Spirable”) for an aggregate consideration transferred of $43.5 million including cash, equity and contingent consideration of $27.2 million, $9.7 million and $6.6 million, respectively. Spirable, based in London, United Kingdom, is a leading creative performance platform that allows brands, agencies and rights holders to create, automate and optimize highly personalized content. The Company incurred transaction costs of $2.8 million in connection with the acquisition of Spirable which was recorded in transaction expenses in the consolidated statements of operations. In allocating consideration transferred based on estimated fair values, the Company recorded $13.8 million of newly acquired intangible assets including Technology and Marketing Products and $30.5 million of goodwill. The goodwill is not deductible for U.S. income tax purposes. The acquisition is not material to the Company’s consolidated financial statements.

In the year ended December 31, 2021, the Company recorded $0.8 million expense from loss on fair value remeasurement of contingent consideration.